Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line items]
Property, Plant and Equipment, Gross	$ 6,376	$ 5,819
Less – Accumulated depreciation	(1,484)	(1,256)
Property, Plant and Equipment, Net	4,892	4,563
Plant (new production facility) [Member]
Schedule of Property, Plant and Equipment [Line items]
Property, Plant and Equipment, Gross	5,088	4,568
Computers and equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Property, Plant and Equipment, Gross	685	649
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment [Line items]
Property, Plant and Equipment, Gross	445	445
Office furniture and equipment [Member]
Schedule of Property, Plant and Equipment [Line items]
Property, Plant and Equipment, Gross	145	144
Vehicles [Member]
Schedule of Property, Plant and Equipment [Line items]
Property, Plant and Equipment, Gross	$ 13	$ 13